Earnings per share - Basic (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basic earnings per share [abstract]
Resulted of the year attributable to controlling shareholders'	R$ (7,074,198)	R$ 14,084,848	R$ 23,381,617
Weighted average number of shares in the year – in thousands	1,289,637	1,330,020	1,361,264
Weighted average treasury shares – in thousands	(24,836)	(32,827)	(31,043)
Weighted average number of outstanding shares – in thousands	1,264,801	1,297,193	1,330,221
Basic earnings (loss) per common share – R$	R$ (5.59313)	R$ 10.85794	R$ 17.57724